United States
                     Securities and Exchange Commission
                           Washington, D.C. 20549

                                  Form N-Q
                    Quarterly Schedule of Portfolio Holdings
                            of Registered Management
                            Investment Companies




                                  811-7141

                    (Investment Company Act File Number)


                   Federated World Investment Series, Inc.
       ---------------------------------------------------------------

             (Exact Name of Registrant as Specified in Charter)



                          Federated Investors Funds
                            5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000


                               (412) 288-1900
                       (Registrant's Telephone Number)


                         John W. McGonigle, Esquire
                          Federated Investors Tower
                             1001 Liberty Avenue
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)






                      Date of Fiscal Year End: 11/30/06


                 Date of Reporting Period: Quarter ended 2/28/06







Item 1.     Schedule of Investments



FEDERATED INTERNATIONAL CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS
February 28, 2006 (unaudited)

       Shares or
       Principal                                                                     Value in
        Amount                                                                     U.S. Dollars

                        COMMON STOCKS--98.9%
                        Automobiles & Components--0.9%
        271,000         Hino Motors Ltd.                                       $     1,720,016
                        Banks--14.7%
        39,960          BNP Paribas SA                                               3,698,123
        115,300         Banche Popolari Unite Scrl                                   2,896,708
        240,000         Barclays PLC                                                 2,813,563
        26,400          KBC Groupe                                                   2,756,255
          184           Mitsubishi UFJ Financial Group, Inc.                         2,815,374
          285           Mizuho Financial Group, Inc.                                 2,270,227
        50,131          National Bank of Greece                                      2,594,451
        62,019          Royal Bank of Scotland PLC, Edinburgh                        2,075,697
        118,481         Sanpaolo IMI SpA                                             2,090,874
        100,200         Skand Enskilda BKN, Class A                                  2,215,049
          231           Sumitomo Mitsui Financial Group, Inc.                        2,513,846
                            TOTAL                                                   28,740,167
                        Capital Goods--7.2%
        50,000          European Aeronautic Defence and Space Co.                    1,832,230
        87,600          Mitsubishi Corp.                                             2,030,480
        19,500          SMC Corp.                                                    2,746,136
        321,000         Shimizu Corp.                                                2,258,367
        29,600          Siemens AG                                                   2,715,748
        145,439         Smiths Industries                                            2,394,306
                            TOTAL                                                   13,977,267
                        Commercial Services & Supplies--1.7%
        29,200          Grupo Ferrovial, S.A.                                        2,186,807
        30,600          Meitec Corp.                                                 1,051,106
                            TOTAL                                                    3,237,913
                        Consumer Durables & Apparel--1.0%
        126,600         Burberry Group PLC                                           1,017,463
        535,000         Techtronic Industries Co.                                     930,986
                            TOTAL                                                    1,948,449
                        Diversified Financials--5.5%
        61,000          ING Groep N.V.                                               2,292,464
        57,267          iShares MSCI South Korea                                     2,657,761
        48,000          Shinhan Financial Group Co. Ltd.                             1,889,745
        28,300          UBS AG                                                       3,000,166
       1,449,000        Yuanta Core Pacific Securities Co.                            844,357
                            TOTAL                                                   10,684,493
                        Energy--11.0%
        381,460         BP PLC                                                       4,209,274
       3,316,000        China Petroleum and Chemical Corp. (Sinopec)                 1,979,516
        57,400          EnCana Corp.                                                 2,373,884
        343,500         Nippon Mining Holdings, Inc.                                 2,556,461
        38,900          Petro-Canada                                                 1,781,982
        21,740     (1)  Petroleo Brasileiro SA, ADR                                  1,903,120
        12,900          Tenaris SA, ADR                                              2,065,935
        11,510          Total SA, Class B                                            2,891,225
        23,700     (1)  Transocean Sedco Forex, Inc.                                 1,758,066
                            TOTAL                                                   21,519,463
                        Food & Staples Retailing--1.8%
        68,700          Sundrug Co. Ltd.                                             3,489,520
                        Food Beverage & Tobacco--7.7%
        225,200         Cadbury Schweppes PLC                                        2,294,450
        36,600          Carlsberg A/S, Class B                                       2,291,825
        159,100         Diageo PLC                                                   2,444,216
        31,500          Fomento Economico Mexicano, SA de C.V., ADR                  2,740,185
          120           Japan Tobacco, Inc.                                          2,068,087
        46,860          Koninklijke Numico NV                                        2,029,459
        16,800          Unilever N.V.                                                1,166,112
                            TOTAL                                                   15,034,334
                        Health Care Equipment & Services--1.7%
        21,100          Fresenius Medical Care AG & Co.                              2,267,753
        19,400          Hogy Medical Co. Ltd.                                         976,639
                            TOTAL                                                    3,244,392
                        Insurance--4.2%
        92,320          AXA                                                          3,264,701
        17,100          Allianz AG                                                   2,759,719
        33,700          XL Capital Ltd., Class A                                     2,276,435
                            TOTAL                                                    8,300,855
                        Materials--8.6%
        99,500          BHP Billiton Ltd.                                            1,795,306
        50,900          Bayer AG                                                     2,047,923
        46,000          Companhia Vale Do Rio Doce, ADR                              1,872,200
        40,800     (1)  Glamis Gold Ltd.                                             1,110,168
        160,500         Imperial Chemical Industries PLC                              946,868
        55,900          Japan Synth Rubber                                           1,642,730
        40,400     (1)  Meridian Gold, Inc.                                          1,023,736
         7,000     (1)  Nine Dragons Paper Holdings Ltd.                               3,068
        21,900          Potash Corp. of Saskatchewan, Inc.                           2,100,296
        46,000          Rio Tinto PLC                                                2,169,417
        295,000         Taiyo Nippon Sanso Corp.                                     2,057,970
                            TOTAL                                                   16,769,682
                        Media--4.6%
        31,875          Grupo Televisa S.A., GDR                                     2,500,913
       1,047,700        ITV PLC                                                      1,990,610
        30,800          Lagardere S.C.A.                                             2,375,880
        70,700          Vivendi Universal SA                                         2,131,724
                            TOTAL                                                    8,999,127
                        Pharmaceuticals & Biotechnology--9.5%
        40,193          AstraZeneca PLC                                              1,857,041
        107,451         GlaxoSmithKline PLC                                          2,728,770
        44,700          Novartis AG                                                  2,383,817
        13,510          Roche Holding AG                                             1,995,788
        26,192          Sanofi-Aventis                                               2,226,248
        97,700          Shire PLC, ADR                                               4,648,566
        50,100          Takeda Pharmaceutical Co. Ltd.                               2,800,427
                            TOTAL                                                   18,640,657
                        Real Estate--0.5%
        49,000          Mitsubishi Estate Co. Ltd.                                   1,025,029
                        Retailing--2.2%
        16,700          Shimamura Co. Ltd.                                           1,884,150
        22,200          Yamada Denki                                                 2,375,288
                            TOTAL                                                    4,259,438
                 Semiconductors & Semiconductor Equipment--1.5%
        845,800         ARM Holdings PLC                                             2,030,341
        14,600          Tokyo Electron Ltd.                                           973,957
                            TOTAL                                                    3,004,298
                        Software & Services--2.2%
        26,400     (1)  Atos SA                                                      1,840,317
        115,300    (1)  Check Point Software Technologies Ltd.                       2,451,278
                            TOTAL                                                    4,291,595
                        Technology Hardware & Equipment--4.5%
        594,000         Au Optronics Corp.                                            958,136
        51,000          Canon, Inc.                                                  3,203,541
        117,000         High Tech Computer Corp.                                     2,526,577
        111,810         Nokia Oyj                                                    2,079,143
                            TOTAL                                                    8,767,397
                        Telecommunication Services--4.6%
        85,500          Hellenic Telecommunication Organization SA                   1,820,103
        270,600         Koninklijke KPN NV                                           2,803,281
       1,490,000        Singapore Telecom Ltd.                                       2,396,856
       1,064,879        Vodafone Group PLC                                           2,035,018
                            TOTAL                                                    9,055,258
                        Transportation--2.1%
        342,600    (1)  British Airways                                              1,972,509
         7,000     (1)  Grupo Aeroportuario del Pacifico SA, ADR                      201,600
         6,500          Kuehne & Nagel International AG                              1,961,123
                            TOTAL                                                    4,135,232
                        Utilities--1.2%
        236,300         Scottish Power PLC                                           2,420,036
                      TOTAL COMMON STOCKS (IDENTIFIED COST
                            $157,150,471)                                           193,264,618

                        REPURCHASE AGREEMENT--1.7%
  $    3,274,000        Interest in $3,700,000,000 joint repurchase
                        agreement 4.58%, dated 2/28/2006, under which Bank
                        of America N.A., will repurchase U.S. Government
                        Agency securities with various maturities to
                        4/1/2035 for $3,700,470,722 on 3/1/2006. The market
                        value of the underlying securities at the end of the
                        period was $3,774,000,000 (at amortized cost)                3,274,000
                            TOTAL INVESTMENTS--100.6%
                            (IDENTIFIED COST $160,424,471)(2)                       196,538,618
                            OTHER ASSETS AND LIABILITIES--NET--(0.6)%                 (1,121,267)
                            TOTAL NET ASSETS--100%                              $    195,417,351


     1 Non-income producing security.
     2 At February 28, 2006, the cost of investments for federal tax purposes was $160,424,471. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $36,114,147. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $37,451,594 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,337,447.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2006.


        Investment Valuation
        Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investment in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors.

The following acronyms are used throughout this portfolio:

ADR     --American Depositary Receipt
GDR     --Global Depositary Receipt





FEDERATED INTERNATIONAL HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS
February 28, 2006 (unaudited)

       Shares or                                                                      Value in
        Foreign                                                                     U.S. Dollars
       Currency
      Par Amount

                         COMMON STOCKS--0.6%
                         Telecommunications & Cellular--0.6%
       1,285,485    (1)  Jazztel PLC  (identified cost $1,434,323)              $     1,164,644

                         CORPORATE BONDS--28.1%
                         Banking--2.1%
  $    1,335,982    (2)  Banco de Galicia y Buenos Aires S.A. de C.V., Series
                         144A, 11.00%, 1/1/2019                                       1,451,210
       1,150,000    (2)  Kazkommerts International BV, Company Guarantee,
                         Series 144A, 8.00%, 11/3/2015                                1,233,375
       1,500,000    (2)  VTB Capital SA, Bond, 6.25%, 6/30/2035                       1,552,500
                             TOTAL                                                    4,237,085
                         Brewing--1.4%
       2,500,000    (2)  Bavaria, Series 144A, 8.875%, 11/1/2010                      2,725,000
                         Broadcast Radio & TV--1.6%
       2,500,000         Grupo Televisa S.A., Sr. Note, 8.50%, 3/11/2032              3,077,500
                         Building Materials--0.6%
       1,000,000    (2)  Votorantim Overseas IV, Note, Series 144A, 7.75%,
                         6/24/2020                                                    1,105,000
                         Cable & Wireless Television--1.1%
        480,000          Innova S De R.L., 9.375%, 9/19/2013                           535,200
       2,500,000  (1,)(3)Satelites Mexicanos SA, Sr. Note, 10.125%, 12/31/2006        1,575,000
                             TOTAL                                                    2,110,200
                         Container & Glass Products--1.0%
        790,000          Vicap SA, Sr. Note, Series EXCH, 11.375%, 5/15/2007           752,475
       1,300,000    (2)  Vitro SA, Note, Series 144A, 11.75%, 11/1/2013               1,235,000
                             TOTAL                                                    1,987,475
                         Hotels, Motels, Inns & Casinos--0.8%
       1,500,000    (2)  Grupo Posadas SA de C.V., Sr. Note, 8.75%, 10/4/2011         1,575,000
                         Leisure & Entertainment--0.5%
        500,000     (2)  Galaxy Entertainment Finance Co. Ltd., Company
                         Guarantee, 9.655%, 12/15/2010                                 518,750
        500,000     (2)  Galaxy Entertainment Finance Co. Ltd., Company
                         Guarantee, 9.875%, 12/15/2012                                 520,000
                             TOTAL                                                    1,038,750
                         Metals & Mining--2.0%
       1,500,000    (2)  Adaro Finance BV, Company Guarantee, Series 144A,
                         8.50%, 12/8/2010                                             1,554,375
       2,000,000         Alrosa Finance SA, Company Guarantee, 8.875%,
                         11/17/2014                                                   2,329,000
                             TOTAL                                                    3,883,375
                         Oil & Gas--9.6%
       2,500,000         Bluewater Finance Ltd., Company Guarantee, 10.25%,
                         2/15/2012                                                    2,706,250
       5,150,000    (2)  Gaz Capital SA, Note, Series 144A, 8.625%, 4/28/2034         6,656,375
       2,200,000    (2)  Gazprom, Note, Series 144A, 9.625%, 3/1/2013                 2,664,750
       1,250,000         Pemex Project Funding Master, 6.625%, 6/15/2035              1,305,937
       1,900,000         Petronas Capital Ltd., Series REGS, 7.875%, 5/22/2022        2,356,857
       3,000,000    (2)  Petrozuata Finance, Inc., Company Guarantee, Series
                         144A, 8.22%, 4/1/2017                                        3,022,500
                             TOTAL                                                   18,712,669
                         Sovereign--2.7%
       3,250,000    (2)  Aries Vermogensverwaltng, Credit-Linked Note, Series
                         144A, 9.60%, 10/25/2014                                      4,162,718
        700,000          Colombia, Government of, Bond, 10.375%, 1/28/2033            1,023,750
                             TOTAL                                                    5,186,468
                         Steel--1.8%
       1,200,000    (2)  CSN Islands IX Corp., Sr. Note, Series 144A, 10.00%,
                         1/15/2015                                                    1,416,000
       1,825,000    (2)  CSN Islands VIII Corp., Company Guarantee, Series
                         144A, 9.75%, 12/16/2013                                      2,105,594
                             TOTAL                                                    3,521,594
                         Telecommunications & Cellular--1.6%
       5,500,000         America Movil S.A. de C.V., Bond, 9.00%, 1/15/2016            539,148
       2,000,000         Philippine Long Distance Telephone Co., Sr. Unsub.,
                         11.375%, 5/15/2012                                           2,485,000
                             TOTAL                                                    3,024,148
                         Utilities--1.3%
       2,300,000    (2)  National Power Corp., Foreign Gov't. Guarantee,
                         Series 144A, 9.02375%, 8/23/2011                             2,527,516
                     TOTAL CORPORATE BONDS (IDENTIFIED COST
                         $49,253,966)                                                54,711,780

                         GOVERNMENTS/AGENCIES--58.5%
                         Sovereign--58.5%
       1,300,000         Argentina, Government of, Bond, 4.889%, 8/3/2012             1,066,650
       4,451,038         Argentina, Government of, Note, 12/15/2035                    343,843
       3,593,786         Argentina, Government of, Note, 8.28%, 12/31/2033            3,622,536
       5,735,400         Brazil, Government of, 5.25%, 4/15/2012                      5,735,400
       6,300,000         Brazil, Government of, 8.875%, 4/15/2024                     7,723,800
        500,000          Brazil, Government of, 8.875%, 10/14/2019                     607,500
       6,500,000         Brazil, Government of, Bond, 8.25%, 1/20/2034                7,800,000
       2,005,000         Brazil, Government of, Note, 8.00%, 1/15/2018                2,249,610
       3,750,000         Brazil, Government of, Note, 8.75%, 2/4/2025                 4,582,500
        900,000          Bulgaria, Government of, Bond, 8.25%, 1/15/2015              1,082,475
       2,000,000         Colombia, Government of, 8.25%, 12/22/2014                   2,332,000
       2,350,000         Colombia, Government of, Bond, 8.125%, 5/21/2024             2,755,375
       1,200,000         El Salvador, Government of, Bond, 7.75%, 1/24/2023           1,354,800
      52,690,500         Mexico, Government of, 8.00%, 12/7/2023                      4,977,303
      58,960,000         Mexico, Government of, Bond, 10.00%, 12/5/2024               6,656,429
        800,000          Mexico, Government of, Bond, 11.50%, 5/15/2026               1,330,000
       3,200,000         Mexico, Government of, Note, 8.125%, 12/30/2019              3,967,520
       1,000,000         Peru, Government of, Bond, 7.35%, 7/21/2025                  1,066,000
       1,200,000         Peru, Government of, Bond, 8.75%, 11/21/2033                 1,485,000
       1,750,000         Peru, Government of, Note, 9.875%, 2/6/2015                  2,187,500
       1,000,000         Philippines, Government of, 9.375%, 1/18/2017                1,167,500
       1,250,000         Philippines, Government of, 9.875%, 1/15/2019                1,512,500
       2,000,000         Philippines, Government of, Bond, 7.75%, 1/14/2031           2,025,000
       1,000,000         Philippines, Government of, Note, 8.00%, 1/15/2016           1,078,750
       1,400,000         Philippines, Government of, Note, 8.25%, 1/15/2014           1,522,500
        725,000          Philippines, Government of, Note, 10.625%, 3/16/2025          943,406
        620,000          Philippines, Government of, Sr. Note, 9.50%, 2/2/2030         744,000
      13,500,000         Russia, Government of, Unsub., 5.00%, 3/31/2030             15,246,900
       2,000,000    (2)  Russia, Government of, Unsub., 11.00%, 7/24/2018             2,960,000
        750,000          Russia, Government of, Unsub., 12.75%, 6/24/2028             1,388,400
       2,350,000         Turkey, Government of, 6.875%, 3/17/2036                     2,399,938
        400,000          Turkey, Government of, 9.50%, 1/15/2014                       485,500
       3,350,000         Turkey, Government of, 11.00%, 1/14/2013                     4,308,938
       1,500,000         Turkey, Government of, Note, 7.375%, 2/5/2025                1,608,750
        825,000          Turkey, Government of, Sr. Unsub., 12.375%, 6/15/2009         994,125
        308,022          Ukraine, Government of, Sr. Note, 11.00%, 3/15/2007           317,216
       1,000,000         Uruguay, Government of, Note, 8.00%, 11/18/2022              1,087,500
       2,440,000         Venezuela, Government of, 9.375%, 1/13/2034                  3,193,960
       6,900,000         Venezuela, Government of, Note, 7.65%, 4/21/2025             7,538,250
        550,000          Venezuela, Government of, Par Bond, 6.75%, 3/31/2020          550,687
                             TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST
                         $99,998,706)                                                114,000,061

                         REPURCHASE AGREEMENT--11.1%
      21,639,000         Interest in $3,700,000,000 joint repurchase
                         agreement 4.58%, dated 2/28/2006 under which Bank of
                         America N.A., will repurchase U.S. Government Agency
                         securities with various maturities to 4/1/2035 for
                         $3,700,470,722 on 3/1/2006. The market value of the
                         underlying securities at the end of the period was
                         $3,774,000,000. (at amortized cost)                         21,639,000
                             TOTAL INVESTMENTS  -- 98.3%
                             (IDENTIFIED COST $172,325,995)(4)                       191,515,485
                             OTHER ASSETS AND LIABILITIES - NET - 1.7%                3,278,775
                             TOTAL NET ASSETS - 100%                            $    194,794,260

     1 Non-income producing security.
     2 Denotes a restricted security, including securities purchased under Rule
       144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Directors (the "Directors"), unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At February 28, 2006, these securities amounted to $38,973,272, which represents 20.0% of total net assets.
     3 Issuer has defaulted on final principal payment.
     4 At February 28, 2006, the cost of investments for federal tax purposes was $172,325,995. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $19,189,490. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $19,680,737 and net unrealized depreciation from investments for those securities having an excess of cost over value of $491,247.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2006.


       Investment Valuation
       Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Directors.






FEDERATED INTERNATIONAL SMALL COMPANY FUND
PORTFOLIO OF INVESTMENTS
February 28, 2006 (unaudited)

       Shares or
       Principal
         Amount                                                                         Value

                          COMMON STOCKS--98.6%
                          Automobiles & Components--2.2%
        283,000           Koito Manufacturing Co., Ltd.                          $    3,514,225
        438,000           Nhk Spring Co.                                              5,178,087
        206,000           Sumitomo Rubber Industries Ltd.                             2,502,191
                              TOTAL                                                  11,194,503
                          Banks--1.6%
        234,500           DePfa Bank PLC                                              3,894,095
        225,690           Kensington Group PLC                                        4,482,767
                              TOTAL                                                   8,376,862
                          Capital Goods--14.5%
        244,807           Abengoa SA                                                  5,824,220
         31,600           Andritz AG                                                  4,085,685
         21,800           Bekaert NV                                                  2,238,661
         46,500           Boskalis Westminster NV                                     2,948,385
         4,500            Geberit International AG                                    4,084,748
        230,400           Hitachi Construction Machinery Co., Ltd.                    5,639,645
         64,890      (1)  Hyundai Engineering & Construction Co.                      3,130,800
        348,000           JTEKT Corp.                                                 6,589,081
        894,000           Keppel Corp., Ltd.                                          7,684,654
         66,100           Miura Co., Ltd.                                             1,672,223
        314,000           Nabtesco Corp.                                              3,488,029
       1,043,000          Nachi Fujikoshi Corp.                                       6,363,594
        166,000           Nsk                                                         1,266,997
        105,148           Pinguely-Haulotte                                           2,625,639
        660,437      (1)  Qinetiq Plc                                                 2,296,671
       2,123,000          Sembcorp Marine Ltd.                                        3,819,208
        168,700           THK Co., Ltd.                                               4,734,153
         43,600           Univar NV                                                   2,290,976
         50,100           Zodiac SA                                                   3,140,992
                              TOTAL                                                  73,924,361
                          Commercial Services & Supplies--6.5%
         27,100           Bourbon SA                                                  2,767,717
        467,000           Chiyoda Corp.                                              11,159,432
         36,504           Grupo Ferrovial, SA                                         2,733,808
        256,000           JGC Corp.                                                   5,422,355
         61,800      (1)  Net 1 UEPS Technologies, Inc.                               1,940,520
         59,500           SNC-Lavalin Group, Inc.                                     4,954,450
         60,416           USG People NV                                               3,787,617
                              TOTAL                                                  32,765,899
                          Consumer Durables & Apparel--5.7%
        403,000           Hitachi Koki Co.                                            6,369,448
       1,788,000     (1)  IB Daiwa Corp.                                              2,950,264
         14,625           Puma AG Rudolf Dassler Sport                                5,258,805
        403,268      (1)  Safilo SpA                                                  2,269,157
         14,520           Swatch Group AG, Class B                                    2,356,556
       2,283,500          Techtronic Industries Co.                                   3,973,658
         40,100           Tod's SpA                                                   2,928,732
        140,800           Tohoku Pioneer Corp.                                        2,685,327
                              TOTAL                                                  28,791,947
                          Consumer Services--3.5%
        424,754           Enterprise Inns PLC                                         6,676,126
         74,800      (1)  Lottomatica SpA                                             2,984,866
        346,816           Punch Taverns PLC                                           5,200,072
        305,140           William Hill PLC                                            3,110,968
                              TOTAL                                                  17,972,032
                          Diversified Financials--0.6%
        177,900           Aktiv Kapital ASA                                           2,919,192
                          Energy--15.2%
        203,200           AOC Holdings, Inc.                                          3,640,498
        186,400           ERG SpA                                                     4,381,189
        125,900           Ensign Energy Services, Inc.                                4,298,403
        106,600      (1)  Fred Olsen Energy ASA                                       3,820,553
        101,600           Fugro NV                                                    3,805,507
        586,500           Hunting PLC                                                 3,563,067
         95,800      (1)  Precision Drilling Trust                                    2,995,094
        123,900           ProSafe ASA                                                 6,163,872
         36,513      (1)  Q-Cells AG                                                  3,708,947
         55,952           SBM Offshore NV                                             5,512,253
        194,600           Saipem SpA                                                  4,128,432
        357,300           Showa Shell Sekiyu K.K.                                     4,067,998
         16,788           Solarworld AG                                               4,360,517
        311,000      (1)  Stolt Offshore SA                                           4,182,142
         66,500      (1)  TGS Nopec Geophysical Co. ASA                               3,768,089
         78,732           Technip SA                                                  4,740,993
        172,000           Teikoku Oil Co.                                             2,328,521
         34,600      (1)  Trican Oilwell Services Ltd.                                1,470,527
         87,100      (1)  Western Oil Sands, Inc., Class A                            2,375,908
        941,900           Wood Group (John) PLC                                       3,920,462
                              TOTAL                                                  77,232,972
                          Food & Staples Retailing--1.3%
        184,000      (1)  Alimentation Couche-Tard, Inc., Class B                     4,096,265
         50,500           Sundrug Co., Ltd.                                           2,565,076
                              TOTAL                                                   6,661,341
                          Food Beverage & Tobacco--2.8%
        570,678      (1)  Britvic PLC                                                 2,767,339
        482,400           Davide Campari - Milano SpA                                 3,864,463
        228,465           IAWS Group PLC                                              3,813,210
         2,105            Lindt & Spruengli AG                                        4,011,092
                              TOTAL                                                  14,456,104
                     Health Care Equipment & Services--1.8%
        259,400           GN Store Nord AS                                            3,459,549
        149,888           Getinge AB, Class B                                         2,167,619
         73,000           Phonak Holding AG                                           3,525,719
                              TOTAL                                                   9,152,887
                          Insurance--0.5%
         97,400           Industrial Alliance Life Insurance Co.                      2,737,433
                          Materials--19.3%
         47,250           Boehler-Uddeholm AG                                         8,859,813
        263,000           Daido Steel Co., Ltd.                                       2,288,676
        311,000           Dowa Mining Co.                                             3,425,906
       2,438,500     (1)  EuroZinc Mining Corp.                                       3,583,346
         45,200           Imerys SA                                                   3,860,710
         46,200           K&S AG                                                      3,465,292
        597,000           Kanto Denka Kogyo Co., Ltd.                                 4,233,732
        963,000           Mitsubishi Materials Corp.                                  4,967,766
        484,000           Mitsubishi Rayon Co.                                        3,866,551
         19,000      (1)  Nine Dragons Paper Holdings Ltd.                              8,327
         72,105           Novozymes A/S, Class B                                      4,318,827
        535,000           Pacific Metals Co., Ltd.                                    3,069,496
        430,000           Sumitomo Metal Mining Co., Ltd.                             5,678,481
        549,000           Taiyo Nippon Sanso Corp.                                    3,829,917
        154,900           Teck Corp., Class B                                         9,684,232
         70,000           Toho Titanium                                               4,554,410
        550,000           Toho Zinc Co., Ltd.                                         4,591,552
        293,000           Tokuyama Corp.                                              4,340,394
        800,000           Tubacex SA                                                  4,202,948
       1,569,000          Ube Industries                                              4,624,929
         53,000           Umicore                                                     7,532,839
        170,000           Vedanta Resources PLC                                       2,934,057
                              TOTAL                                                  97,922,201
                          Media--0.5%
        180,000      (1)  Trader Classified Media NV                                  2,451,309
                          Pharmaceuticals & Biotechnology--1.4%
         35,450      (1)  Actelion Ltd.                                               3,035,901
        222,400           Recordati SpA                                               1,646,414
         60,606           Stada Arzneimittel AG                                       2,180,418
                              TOTAL                                                   6,862,733
                          Real Estate--2.4%
        225,700      (1)  Company SA                                                  1,700,589
        100,500           Diamond City Co., Ltd.                                      3,937,634
         84,500           Leopalace21 Corp.                                           3,022,187
         35,500           Orco Property                                               3,530,215
                              TOTAL                                                  12,190,625
                          Retailing--7.4%
         60,200           Don Quijote Co., Ltd.                                       4,565,341
        152,200           EDION Corp.                                                 3,151,823
        338,700           Geox Spa                                                    4,158,771
        169,400           Germanos SA                                                 3,535,317
        304,100      (1)  Kappahl Holdings AB                                         2,277,075
         58,200           Nitori Co.                                                  2,843,844
         92,200           Ryohin Keikaku Co., Ltd.                                    6,883,245
         18,600           Shimamura Co., Ltd.                                         2,098,514
        899,497           The Carphone Warehouse PLC                                  4,271,783
          135        (1)  Village Vanguard Co., Ltd.                                  2,043,767
         38,700           Xebio Co. Ltd.                                              1,881,612
                              TOTAL                                                  37,711,092
                 Semiconductors & Semiconductor Equipment--3.2%
        779,964           ARM Holdings PLC                                            1,872,301
        255,800      (1)  CSR PLC                                                     4,051,315
        241,400      (1)  Silicon-On-Insulator Technologies (SOITEC)                  6,434,743
        621,400      (1)  Wolfson Microelectronics PLC                                3,938,482
                              TOTAL                                                  16,296,841
                          Software & Services--2.5%
        141,075      (1)  Check Point Software Technologies Ltd.                      2,999,255
         65,800           Dassault Systemes SA                                        3,678,173
        170,000           Indra Sistemas SA                                           3,383,420
         31,844      (1)  Tele Atlas NV                                                929,304
         79,500      (1)  TradeDoubler AB                                             1,515,588
                              TOTAL                                                  12,505,740
                          Technology Hardware & Equipment--3.9%
         93,300      (1)  Axalto Holding NV                                           2,429,108
       1,034,068     (1)  Gemplus International SA                                    2,621,656
         73,450      (1)  Logitech International SA                                   2,967,225
         75,850           Neopost SA                                                  7,590,489
         31,134           Wincor Nixdorf AG                                           3,971,287
                              TOTAL                                                  19,579,765
                          Telecommunication Services--0.4%
        108,400      (1)  Telenet Group Holding NV                                    2,155,838
                          Transportation--1.4%
         57,700      (1)  Copa Holdings Class A                                       1,329,985
         18,200      (1)  Grupo Aeroportuario del Pacifico SA, ADR                     524,160
         17,550           Kuehne & Nagel International AG - Reg                       5,295,033
                              TOTAL                                                   7,149,178
                      TOTAL COMMON STOCKS (IDENTIFIED COST
                              $309,356,319)                                          501,010,855

                          MUTUAL FUND--0.6%
         58,993           India Fund Inc. (IDENTIFIED COST $1,445,264)                2,891,247

                          REPURCHASE AGREEMENT--1.8%
  $    9,475,000          Interest in $3,700,000,000 joint repurchase
                          agreement 4.58%, dated 2/28/2006 under which Bank of
                          America N.A. will repurchase U.S. Government Agency
                          securities with various maturities to 4/1/2035 for
                          $3,700,470,722 on 3/1/2006. The market value of the
                          underlying securities at the end of the period was
                          $3,774,000,000. (at amortized cost)                         9,475,000
                              TOTAL INVESTMENTS--101.0%
                               (IDENTIFIED COST $320,276,583)(2)                     513,377,102
                              OTHER ASSETS AND LIABILITIES---NET---(1.0)%            (5,194,416)
                              TOTAL NET ASSETS----100%                           $   508,182,686


     1 Non-income producing security.
     2 At February 28, 2006, the cost of investments for federal tax purposes was $320,276,583. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $193,100,519. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $197,536,746 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,436,227.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2006.


        Investment Valuation
        Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors.


The following acronym is used throughout this portfolio:

ADR    --American Depositary Receipt




FEDERATED INTERNATIONAL VALUE FUND
PORTFOLIO OF INVESTMENTS
February 28, 2006 (unaudited)

       Shares or
       Principal                                                                             Value in
         Amount                                                                            U.S. Dollars

                               COMMON STOCKS--96.5%
                               Automobiles & Components--3.0%
         67,925                Bayerische Motoren Werke AG                             $    3,265,381
                               Banks--5.6%
         95,353                ABN AMRO Holdings NV                                         2,777,176
         20,700                BNP Paribas SA                                               1,915,694
         97,661                Banco Santander Central Hispano, S.A.                        1,426,075
                                   TOTAL                                                    6,118,945
                               Commercial Services & Supplies--4.0%
         46,000                Meitec Corp.                                                 1,580,094
        370,050                Michael Page International PLC                               2,018,388
         25,400                Miller Herman, Inc.                                           766,826
                                   TOTAL                                                    4,365,308
                               Consumer Durables & Apparel--5.0%
         80,380                Compagnie Financiere Richemont AG                            3,499,009
         25,700                Tod's S. p. A.                                               1,877,018
                                   TOTAL                                                    5,376,027
                               Consumer Services--3.7%
         81,253                InterContinental Hotels Group PLC                            1,249,952
        424,271                Ladbrokes PLC                                                2,745,042
                                   TOTAL                                                    3,994,994
                               Diversified Financials--20.9%
        209,500                Amvescap PLC                                                 1,978,738
         62,200                Amvescap PLC, ADR                                            1,185,532
         34,500                Credit Suisse Group                                          1,909,836
         29,000                Euronext NV                                                  1,816,572
         76,120                Janus Capital Group, Inc.                                    1,669,312
         30,900                Julius Baer Holding Ltd., Zurich, Class B                    2,656,748
         21,995                Morgan Stanley                                               1,312,222
         88,500                Nikko Cordial Corp.                                          1,391,628
        162,600                Schroders PLC                                                3,279,675
        400,000                iShares MSCI Japan                                           5,520,000
                                   TOTAL                                                    22,720,263
                               Energy--8.3%
         43,600                GlobalSantaFe Corp.                                          2,412,824
         37,600                Tidewater, Inc.                                              1,964,600
         4,500                 Total SA, Class B                                            1,130,366
         46,600        (1)     Transocean Sedco Forex, Inc.                                 3,456,788
                                   TOTAL                                                    8,964,578
                               Food Beverage & Tobacco--9.9%
        203,356                Cadbury Schweppes PLC                                        2,071,893
        187,906                Diageo PLC                                                   2,886,755
         38,200                Heineken NV                                                  1,437,625
         10,000                Nestle SA                                                    2,939,162
         8,600                 Pernod-Ricard                                                1,471,636
                                   TOTAL                                                    10,807,071
                               Household & Personal Products--1.1%
         13,500                L'Oreal SA                                                   1,193,840
                               Insurance--4.3%
         61,900                AXA                                                          2,188,962
         56,714                Sun Life Financial Services of Canada                        2,473,865
                                   TOTAL                                                    4,662,827
                               Materials--3.2%
         49,300                Akzo Nobel NV                                                2,500,973
         1,400                 Givaudan SA                                                  1,002,085
         4,000         (1)     Nine Dragons Paper Holdings Ltd.                               1,753
                                   TOTAL                                                    3,504,811
                               Media--8.8%
         53,500                Asatsu, Inc.                                                 1,920,170
         24,200                Corus Entertainment, Inc., Class B                            770,857
         40,400                Grupo Televisa S.A., GDR                                     3,169,784
         40,000                Vivendi Universal SA                                         1,206,067
        215,900                WPP Group PLC                                                2,505,126
                                   TOTAL                                                    9,572,004
                               Pharmaceuticals & Biotechnology--9.0%
        125,924                GlaxoSmithKline PLC                                          3,197,901
         41,100                Novartis AG                                                  2,191,832
         70,100                Santen Pharmaceutical Co. Ltd.                               1,640,157
         49,700                Takeda Pharmaceutical Co. Ltd.                               2,778,068
                                   TOTAL                                                    9,807,958
                               Real Estate--1.3%
        132,086                Sun Hung Kai Properties                                      1,373,686
                               Retailing--1.3%
        771,936                Signet Group PLC                                             1,396,601
                               Telecommunication Services--0.9%
        494,500                Vodafone Group PLC                                            945,005
                               Transportation--5.2%
        685,800                Airports of Thailand Public Co. Ltd.                          903,061
        184,800                Associated British Ports Holdings PLC                        2,002,200
         3,900         (1)     Grupo Aeroportuario del Pacifico SA, ADR                      112,320
         78,200                Grupo Aeroportuario del Sureste SA de CV, Class B, ADR       2,638,468
                                   TOTAL                                                    5,656,049
                               Utilities--1.0%
        110,589                Scottish Power PLC                                           1,132,583
                                   TOTAL COMMON STOCKS
                                   (IDENTIFIED COST $71,738,761)                           104,857,931

                               REPURCHASE AGREEMENT--3.4%
  $    3,717,000               Interest in $3,700,000,000 joint repurchase agreement
                               4.58%, dated 2/28/2006, under which Bank of America
                               N.A., will repurchase U.S. Government Agency
                               securities with various maturities to 4/1/2035 for
                               $3,700,470,722 on 3/1/2006. The market value of the
                               underlying securities at the end of the period was
                               $3,774,000,000 (at amortized cost)                           3,717,000
                           TOTAL INVESTMENTS --- 99.9%
                                   (IDENTIFIED COST $75,455,761)(2)                        108,574,931
                                   OTHER ASSETS AND LIABILITIES --- NET --- 0.1%              66,887
                                   TOTAL NET ASSETS --- 100%                           $   108,641,818


     1 Non-income producing security.
     2 The cost of investments for federal tax purposes was $75,455,761. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $33,119,170. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $34,476,324 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,357,154.

    Note: The categories of investments are shown as a percentage of total net assets at February 28, 2006.

    Investment Valuation
    Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange ("NYSE"). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investment in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors.

    The following acronyms are used throughout this portfolio:

   ADR       --American Depositary Receipt
   GDR       --Global Depositary Receipt






Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated World Investment Series, Inc.

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                            (insert name and title)

Date        April 24, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue
            J. Christopher, Principal Executive Officer


Date        April 21, 2006


By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer



Date        April 24, 2006